UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 11, 2004
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        100
Form 13F Information Table Value Total:        $190,995


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      202     2528 SH       SOLE                     2528
Abbott Laboratories            COM              002824100     1438    33945 SH       SOLE                    33945
American Express Company       COM              025816109     4392    85346 SH       SOLE                    85346
American International Group,  COM              026874107     7244   106545 SH       SOLE                   106545
Amgen Inc.                     COM              031162100      608    10700 SH       SOLE                    10700
Anheuser-Busch Cos.            COM              035229103      280     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     2220    44309 SH       SOLE                    44309
Archstone Smith Trust SBI      COM              039583109      452    14300 SH       SOLE                    14300
Automatic Data Processing, Inc COM              053015103      233     5644 SH       SOLE                     5644
BHP Billiton Ltd. ADR          COM              088606108      920    44350 SH       SOLE                    44350
BP plc ADR                     COM              055622104     4621    80332 SH       SOLE                    80332
Bank of America Corp.          COM              060505104     1311    30252 SH       SOLE                    30252
Bank of New York               COM              064057102      271     9300 SH       SOLE                     9300
Banknorth Group, Inc.          COM              06646R107      665    19000 SH       SOLE                    19000
Bellsouth Corp.                COM              079860102      224     8244 SH       SOLE                     8244
Berkshire Hathaway, Inc. Cl. A COM              084670108    11005      127 SH       SOLE                      127
Berkshire Hathaway, Inc. Cl. B COM              084670207    10600     3692 SH       SOLE                     3692
Bristol-Myers Squibb Co.       COM              110122108      932    39364 SH       SOLE                    39364
Buckeye Partners, L.P.         COM              118230101     2214    50300 SH       SOLE                    50300
Catellus Development Corp.     COM              149113102     1859    70134 SH       SOLE                    70134
Cedar Fair Limited Partnership COM              150185106     6595   215184 SH       SOLE                   215184
Certegy Inc.                   COM              156880106      773    20778 SH       SOLE                    20778
ChevronTexaco Corp.            COM              166764100     1427    26596 SH       SOLE                    26596
ChoicePoint Inc.               COM              170388102      396     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     3559    80662 SH       SOLE                    80662
Citizens Communications Compan COM              17453B101      161    12000 SH       SOLE                    12000
Coca-Cola Company              COM              191216100     1659    41435 SH       SOLE                    41435
Colgate Palmolive Co.          COM              194162103      434     9595 SH       SOLE                     9595
Commerce Bancorp               COM              200519106     3563    64550 SH       SOLE                    64550
ConocoPhillips                 COM              20825C104     4294    51828 SH       SOLE                    51828
Devon Energy Corporation       COM              25179M103     1855    26125 SH       SOLE                    26125
Dover Corporation              COM              260003108     7222   185790 SH       SOLE                   185790
Eli Lilly & Company            COM              532457108      602    10030 SH       SOLE                    10030
Emerson Electric Co.           COM              291011104     1408    22744 SH       SOLE                    22744
Equifax, Inc.                  COM              294429105     1733    65749 SH       SOLE                    65749
Ethan Allen Interiors, Inc.    COM              297602104     3431    98725 SH       SOLE                    98725
Exxon Mobil Corporation        COM              30231G102     2944    60918 SH       SOLE                    60918
First Data Corp.               COM              319963104     1505    34604 SH       SOLE                    34604
First Financial Fund, Inc.     COM              320228109      202     9900 SH       SOLE                     9900
Gannett Co., Inc.              COM              364730101     4526    54035 SH       SOLE                    54035
General Electric Co.           COM              369604103     5344   159137 SH       SOLE                   159137
Genuine Parts Company          COM              372460105      326     8500 SH       SOLE                     8500
Genzyme Corp.                  COM              372917104     1306    24000 SH       SOLE                    24000
Gillette Company               COM              375766102     3401    81488 SH       SOLE                    81488
GlaxoSmithKline plc            COM              37733W105      353     8061 SH       SOLE                     8061
Healthcare Select Sector SPDR  COM              81369Y209     1351    46925 SH       SOLE                    46925
Home Depot, Inc.               COM              437076102      760    19393 SH       SOLE                    19393
IBM Corporation                COM              459200101     1149    13400 SH       SOLE                    13400
Illinois Tool Works Inc.       COM              452308109      315     3380 SH       SOLE                     3380
Inco Ltd.                      COM              453258402      916    23450 SH       SOLE                    23450
Intel Corporation              COM              458140100      201    10000 SH       SOLE                    10000
J.P. Morgan Chase & Co.        COM              46625H100      961    24184 SH       SOLE                    24184
Johnson & Johnson              COM              478160104     6154   109257 SH       SOLE                   109257
Jones Apparel Group, Inc.      COM              480074103      215     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners, COM              494550106     3429    73210 SH       SOLE                    73210
Laboratory Corp. of America    COM              50540r409     2190    50100 SH       SOLE                    50100
Leucadia National Corp.        COM              527288104      969    17100 SH       SOLE                    17100
M & T Bank Corp.               COM              55261F104     1498    15650 SH       SOLE                    15650
MSCI EAFE Index Fund           COM              464287465      481     3400 SH       SOLE                     3400
Manpower Inc.                  COM              56418H100      271     6100 SH       SOLE                     6100
McCormick & Co., Inc. Non-Voti COM              579780206      275     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      478     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1168    22500 SH       SOLE                    22500
Merck & Co.                    COM              589331107     1411    42755 SH       SOLE                    42755
Microsoft Corporation          COM              594918104     1655    59848 SH       SOLE                    59848
Mohawk Industries Inc.         COM              608190104     4384    55225 SH       SOLE                    55225
Morgan Stanley Dean Witter & C COM              617446448      296     6000 SH       SOLE                     6000
Newmont Mining Corp.           COM              651639106     2517    55275 SH       SOLE                    55275
Pepsico, Inc.                  COM              713448108      936    19240 SH       SOLE                    19240
Pfizer Inc.                    COM              717081103     3093   101073 SH       SOLE                   101073
Pitney Bowes, Inc.             COM              724479100      391     8867 SH       SOLE                     8867
Procter & Gamble Company       COM              742718109     1905    35198 SH       SOLE                    35198
Progressive Corporation        COM              743315103     1071    12633 SH       SOLE                    12633
Prologis SBI                   COM              743410102      795    22556 SH       SOLE                    22556
Rayonier, Inc.                 COM              754907103     7833   173150 SH       SOLE                   173150
Regis Corp.                    COM              758932107     2825    70250 SH       SOLE                    70250
Royal Dutch Petroleum          COM              780257804      676    13104 SH       SOLE                    13104
S&P Depository Receipts        COM              78462F103     3418    30585 SH       SOLE                    30585
SBC Communications, Inc.       COM              78387G103      311    12000 SH       SOLE                    12000
Sara Lee Corp.                 COM              803111103      295    12893 SH       SOLE                    12893
Schlumberger Ltd.              COM              806857108     4232    62871 SH       SOLE                    62871
Service Corp. International    COM              817565104      428    69000 SH       SOLE                    69000
ServiceMaster Company          COM              81760N109      809    62898 SH       SOLE                    62898
SunGard Data Systems, Inc.     COM              867363103      611    25700 SH       SOLE                    25700
Sysco Corp.                    COM              871829107      259     8672 SH       SOLE                     8672
TJX Companies, Inc.            COM              872540109     1071    48600 SH       SOLE                    48600
Target Corp.                   COM              87612E106      281     6200 SH       SOLE                     6200
Technology Select Sector SPDR  COM              81369Y803      445    23300 SH       SOLE                    23300
Telefonos de Mexico            COM              879403780      295     9132 SH       SOLE                     9132
Tenet Healthcare Corp.         COM              88033G100      167    15450 SH       SOLE                    15450
Tribune Co.                    COM              896047107      363     8820 SH       SOLE                     8820
Verizon Communications         COM              92343V104      385     9769 SH       SOLE                     9769
Vodafone Group PLC             COM              92857W100     1099    45593 SH       SOLE                    45593
Vodafone Group PLC Ord USD0.10 COM              G9387S105      768   320136 SH       SOLE                   320136
Wal-Mart Stores, Inc.          COM              931142103     1834    34470 SH       SOLE                    34470
Washington Mutual Inc.         COM              939322103     2746    70275 SH       SOLE                    70275
Washington Post ""B""          COM              939640108      276      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     5868    98404 SH       SOLE                    98404
Wyeth                          COM              983024100      761    20352 SH       SOLE                    20352
Zimmer Holdings, Inc.          COM              98956P102      996    12596 SH       SOLE                    12596